Other long-term debt	12 Months Ended
Dec. 31, 2012
Other long-term debt [Abstract]
Other long-term debt

10. Other long-term debt

As of December 31, 2011 and 2012, other long term debt consisted of the following:

	December 31, 2011	December 31, 2012
	US$	US$
Guaranteed senior secured note due in April 15, 2013 at 15.6%	40,000,000	40,000,000

Total principal of other long-term debt	40,000,000	40,000,000
Less: Unaccreted discount from embedded derivative and warrants	(1,312,386)	(288,220)
Accrued interest	1,334,667	1,352,000

Total	40,022,281	41,063,780
Less: current portion	(313,300)	(41,063,780)

Total other long-term debt	39,708,981	-

Guaranteed Senior Secured Note and Warrants

On April 15, 2010, the Company issued the Secured Note to Forum with an aggregate principal amount of US$40 million and detachable warrants to subscribe for common shares. The Secured Note bears interest at15.6% per annum payable semi-annually. The Note has a three-year term maturing on April 15, 2013. It is subject to events of defaults customary for senior secured notes.

In connection with the Secured Note, Forum Warrants were issued. The Forum Warrants entitled the holder to purchase 1,516,882 common shares at an exercise price of US$0.01 per share. The expiration date of the Forum Warrants was 3 years after the date of issuance.

On May 12, 2010, Forum exercised the warrants to purchase 1,516,882 common shares at the price of US$0.01 per share.

The fair values of the Forum Warrants as of the issuance day and exercise day were evaluated using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	As of April 15, 2010	As of May 12, 2010
Average risk-free rate of return	1.29%	1.32%
Expected term	3.00 years	2.92 years
Volatility rate	63.4%	59.3%
Dividend yield	0%	0%

The risk-free rate for periods within the expected life of the Forum Warrants was based on the implied yield rates of China International Bond denominated in US$ as of the valuation date. The expected life of the Forum Warrants represented the period of time the granted warrants were expected to be outstanding. As of April 15, 2010 and May 12, 2012, respectively, the Company had not paid dividends in the past nor did it expect to pay dividends in the foreseeable future. The expected volatility was based on the historical daily stock price of the Company, annualized.

The fair values of the Forum Warrants were US$3,049,509 and US$2,222,805 as of the issuance day and the exercise day, respectively.

	Fair Value Measurement using quoted price (Level 1)		Fair Value Measurement using Significant Other Observable Inputs (Level 2)		Total

As of April 15, 2010	US$	-	US$	3,049,509	US$	3,049,509
As of May 12, 2010	US$	-	US$	2,222,805	US$	2,222,805

The embedded derivative associated with the Secured Note was initially recorded as a derivative liability associated with long-term debt at fair value.

The Secured Note are subject to various restrictive covenants, including restrictions on the Company's ability and the ability of the Company's subsidiaries to incur additional debt or guarantees, to make restricted payments, to make investments, to pay dividends or distributions on the Company or subsidiaries' capital stock, to repurchase the Company or subsidiaries' capital stock, to pay subordinated indebtedness, and make or repay inter-company loans or enter into non-ordinary course of business transactions. Among other restrictions, the Company is limited in the dollar amount of mortgage guarantees the Company may provide if it does not maintain a minimum consolidated interest expense coverage ratio, or interest coverage ratio. In the event the Company engages in any financing transaction that results in the amount of third-party indebtedness at the Company level (the "Corporate Debt") (including the principal amount of the Note) exceeding US$100 million, Forum has the right to require the Company to repurchase the Secured Note at the repurchase price of 100% of the principal amount of the Secured Note then outstanding upon closing of the financing transaction. After the closing of any such financing transaction, as long as the aggregate Corporate Debt amount (including the principal amount of the Secured Note) exceeds US$100 million, Forum has the right, on 60 days advance notice, to exercise the repurchase right at the next semi-annual interest payment date.

Forum also was the holder of US$30 million principal amount of Senior Floating Rate Notes ("FRNs"). The US$40 million purchase price for the Secured Note and warrants was paid by Forum by (a) offsetting the purchase price by the amount owed to it by the Company for the repayment of US$30 million principal amount of its FRNs and (b) payment of US$10 million in cash.

The Company was in compliance with its financial ratio covenants under the Forum Note as of December 31, 2012.